Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss	€ 64	€ (384)	€ (163)
Items subsequently reclassifiable to profit or loss	(902)	440	813
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss	1	20	27
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	(146)	(535)	(377)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	0	0	(5)
Tax effects	(19)	155	161
Items not subsequently reclassifiable to profit or loss	64	(384)	(163)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	312	19	26
Change in fair value (investments accounted for using the equity method, net of taxes)	(13)	15	80
Tax effects	(70)	(38)	(48)
Change in fair value (excluding investments accounted for using the equity method)	312	19	26
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets | Dexcom
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	53
Change in fair value (excluding investments accounted for using the equity method)	53
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	29	(15)	(13)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	(9)	4	4
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	(590)	462	850
Currency translation differences (investments accounted for using the equity method)	24	23	64
Hedges of net investments in foreign operations	(60)	(75)	(163)
Tax effects	19	18	48
Items subsequently reclassifiable to profit or loss	(902)	440	813
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	4	28	28
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	(1)	(5)	(5)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Regeneron
Disclosure of analysis of other comprehensive income by item [Line Items]
Currency translation differences (investments accounted for using the equity method)	€ (318)	€ 0	€ 0